Commitments, contingencies and guarantees - Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Contingencies And Commitments [Line Items]
Collateral held in connection with standby letters of credit and other guarantees	¥ 6,633		¥ 6,374
Derivative contracts [Member]
Contingencies And Commitments [Line Items]
Carrying value, Standby letters of credit and other guarantees	5,292,568	[1],[2]	4,510,650	[1],[2]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	160,107,631	[1],[2]	123,980,481	[1],[2]
Standby letters of credit and other guarantees [Member]
Contingencies And Commitments [Line Items]
Carrying value, Standby letters of credit and other guarantees	275	[3]	277	[3]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	¥ 8,660	[3]	¥ 9,084	[3]

[1]	Credit derivatives are disclosed in Note 3. "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2013 is \6,374 million and as of September 30, 2013 is \6,633 million.